CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Income (loss) for the period	$ (7,408)	$ 2,802
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation	39	68
Changes in accrued liability for employee rights upon retirement, net	15	(166)
Share-based compensation expenses	346	230
Financial expenses, net	35	48
Net changes in operating leases	22	71
Changes in fair value of marketable securities	75	140
Gain from sale of property and equipment	(3)	0
Changes in operating asset and liabilities:
Accounts receivables	1,255	(6,445)
Prepaid expenses and other current assets	(1,373)	2,878
Accounts payable and other accounts payable	(1,268)	973
Net cash provided by (used in) operating activities	(8,265)	599
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(29)	(26)
Proceeds from sale of property and equipment	3	0
Investment in marketable securities	(31,252)	(14,078)
Proceeds from maturity of marketable securities	12,876	4,309
Long-term deposits	(15)	(17)
Net cash used in investing activities	(18,417)	(9,812)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares through public offering	33,055	0
Public offering costs	(2,173)	0
Proceeds from exercise of options	1,465	0
Net cash provided by financing activities	32,347	0
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(35)	(48)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS	5,630	(9,261)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	12,225	20,665
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	17,855	11,404
Cash and Cash equivalents	16,662	10,221
Restricted cash equivalents included in restricted long-term deposits and cash equivalents	1,193	1,183
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	17,855	11,404
SUPPLEMENTARY INFORMATION:
Interest received	$ 289	$ 369